3. Investment Securities Available-For-Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 56,582	$ 60,234
Gross Unrealized Gains	271	869
Gross Unrealized Losses	1,535	3,703
Total AFS Securities	55,318	57,400
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	29,170	10,921
Less Than 12 months, Unrealized Losses	935	93
12 Months or More, Fair value	8,267	2,887
12 Months or More, Unrealized Losses	600	3,610
Fair Value	37,437	13,808
Unrealized Losses	1,535	3,703
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less	500
Amortized cost - due after one year through five years	125
Amortized cost - due after five years through ten years	3,631
Amortized cost - due after ten years	21,342
Amortized cost - sub-total	25,598
Mortgage-backed securities	30,984
Amortized cost - grand total	56,582
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less	499
Fair value - due after one year through five years	128
Fair value - due after five years through ten years	3,632
Fair value - after ten years	20,319
Fair value - sub total	24,578
Mortgage-backed securities	30,740
Fair value - grand total	55,318
Gross realized gains and losses on investment securities available for sale
Realized gains	575	663
Realized losses	(1,333)	0
Net gains (losses)	(758)	663
Fair Value [Member]
Schedule of Available-for-sale Securities [Line Items]
Total AFS Securities	55,318	57,400
Available-for-sale securities pledged as collateral on public deposits	38,440	42,718
Carrying Amount [Member]
Schedule of Available-for-sale Securities [Line Items]
Total AFS Securities	55,318	57,400
Available-for-sale securities pledged as collateral on public deposits	38,628	41,994
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,795	11,708
Gross Unrealized Gains	51	302
Gross Unrealized Losses	309	25
Total AFS Securities	9,537	11,985
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	4,812	1,352
Less Than 12 months, Unrealized Losses	144	25
12 Months or More, Fair value	849	0
12 Months or More, Unrealized Losses	165	0
Fair Value	5,661	1,352
Unrealized Losses	309	25
State and Political Subdivisions [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		1,352
12 Months or More, Fair value
Fair Value		1,352
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,984	27,120
Gross Unrealized Gains	190	531
Gross Unrealized Losses	434	9
Total AFS Securities	30,740	27,642
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	16,586	496
Less Than 12 months, Unrealized Losses	308	9
12 Months or More, Fair value	1,733	0
12 Months or More, Unrealized Losses	126	0
Fair Value	18,319	496
Unrealized Losses	434	9
Mortgage Backed Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		496
12 Months or More, Fair value
Fair Value		496
TRUP CDO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,879
Gross Unrealized Gains		0
Gross Unrealized Losses		3,585
Total AFS Securities		294
Pooled Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Total AFS Securities	0
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0	0
Less Than 12 months, Unrealized Losses	0	0
12 Months or More, Fair value	0	294
12 Months or More, Unrealized Losses	0	3,585
Fair Value	0	294
Unrealized Losses	0	3,585
Pooled Trust Preferred Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
12 Months or More, Fair value		294
Fair Value		294
Nonredeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	907	908
Gross Unrealized Gains	0	0
Gross Unrealized Losses	24	22
Total AFS Securities	883	886
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0	0
Less Than 12 months, Unrealized Losses	0	0
12 Months or More, Fair value	883	886
12 Months or More, Unrealized Losses	24	22
Fair Value	883	886
Unrealized Losses	24	22
Nonredeemable Preferred Stock [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
12 Months or More, Fair value		886
Fair Value		886
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,396	16,119
Gross Unrealized Gains	30	34
Gross Unrealized Losses	767	62
Total AFS Securities	13,659	16,091
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	7,273	9,073
Less Than 12 months, Unrealized Losses	482	59
12 Months or More, Fair value	4,802	1,707
12 Months or More, Unrealized Losses	285	3
Fair Value	12,075	10,780
Unrealized Losses	767	62
SBA Pools [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		9,073
12 Months or More, Fair value		1,707
Fair Value		10,780
SLMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	500
Gross Unrealized Gains	0	2
Gross Unrealized Losses	1	0
Total AFS Securities	499	502
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	499	0
Less Than 12 months, Unrealized Losses	1	0
12 Months or More, Fair value	0	0
12 Months or More, Unrealized Losses	0	0
Fair Value	499	0
Unrealized Losses	1	0
SLMA [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
12 Months or More, Fair value
Fair Value